Share Capital and Capital Surplus and Others - Summary of changes in issued shares (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of treasury shares retired	4,043,091	0